Other Financial Information (Details3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current assets [Abstract]
Cash and cash equivalents	$ 139,455	$ 45,538	$ 46,711	$ 40,529
Accounts receivable, net	35,879	29,122
Inventories	22,634	14,553
Prepaid expenses and other current assets	8,374	8,969
Total current assets	206,342	98,182
Vessels, port terminals and other fixed assets, net	358,427	356,038
Goodwill and other intangible assets	164,678	163,521
Deferred dry dock and special survey costs, net	12,349	10,811
Deferred financing costs and other long term assets	10,294	7,792
Total noncurrent assets	545,748	538,162
Total assets	752,090	636,344
Current liabilities
Accounts payable	46,378	34,747
Due to affiliate companies	2,307	1,853
Accrued expenses	25,559	17,011
Deferred income	3,554	3,004
Due to related parties, net	3,180	3,664
Current portion of capital lease obligations	1,365	1,353
Current portion of long-term debt	69	69
Total current liabilities	82,412	61,701
Senior notes, including premium	293,322	200,000
Due to related parties, net	8,934	8,859
Long term debt, net of current portion	513	529
Capital lease obligations, net of current portion	23,421	23,759
Other long-term liabilities	1,465	1,573
Deferred tax liability	14,670	18,522
Total non-current liabilities	342,325	253,242
Total liabilities	424,737	314,943
Total Navios Logistics stockholders' equity	326,774	320,840
Noncontrolling interest	579	561
Total stockholders' equity	327,353	321,401	318,841	321,225
Total liabilities and stockholders' equity	752,090	636,344
Navios South American Logistics Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	94,982	81	81	81
Prepaid expenses and other current assets	1,467	1,304
Due from affiliate companies	232,789	228,257
Intercompany receivables	10,845	10,609
Total current assets	340,083	240,251
Investments in affiliates	325,646	318,580
Deferred financing costs and other long term assets	8,306	5,743
Total noncurrent assets	333,952	324,323
Total assets	674,035	564,574
Current liabilities
Due to affiliate companies	40,559	39,768
Accrued expenses	13,380	3,966
Total current liabilities	53,939	43,734
Senior notes, including premium	293,322	200,000
Total non-current liabilities	293,322	200,000
Total liabilities	347,261	243,734
Total Navios Logistics stockholders' equity	326,774	320,840
Total stockholders' equity	326,774	320,840
Total liabilities and stockholders' equity	674,035	564,574
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	44,242	45,170	46,380	40,111
Accounts receivable, net	35,738	29,052
Inventories	22,634	14,553
Prepaid expenses and other current assets	6,907	7,618
Due from affiliate companies	34,978	34,624
Intercompany receivables	0	0
Total current assets	144,499	131,017
Vessels, port terminals and other fixed assets, net	357,039	354,620
Investments in affiliates	710	692
Goodwill and other intangible assets	164,394	163,237
Deferred dry dock and special survey costs, net	12,349	10,811
Deferred financing costs and other long term assets	1,985	2,046
Total noncurrent assets	536,477	531,406
Total assets	680,976	662,423
Current liabilities
Accounts payable	46,344	34,675
Due to affiliate companies	229,677	225,142
Accrued expenses	11,994	12,803
Deferred income	3,554	3,004
Due to related parties, net	3,180	3,664
Intercompany payable	10,845	10,609
Current portion of capital lease obligations	1,365	1,353
Current portion of long-term debt		0
Total current liabilities	306,959	291,250
Due to related parties, net	8,934	8,859
Long term debt, net of current portion		0
Capital lease obligations, net of current portion	23,421	23,759
Other long-term liabilities	1,465	1,573
Deferred tax liability	14,551	18,402
Total non-current liabilities	48,371	52,593
Total liabilities	355,330	343,843
Total Navios Logistics stockholders' equity	325,646	318,580
Noncontrolling interest		0
Total stockholders' equity	325,646	318,580
Total liabilities and stockholders' equity	680,976	662,423
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	231	287	250	337
Accounts receivable, net	141	70
Prepaid expenses and other current assets		47
Due from affiliate companies	3,536	3,550
Total current assets	3,908	3,954
Vessels, port terminals and other fixed assets, net	1,388	1,418
Goodwill and other intangible assets	284	284
Deferred financing costs and other long term assets	3	3
Total noncurrent assets	1,675	1,705
Total assets	5,583	5,659
Current liabilities
Accounts payable	34	72
Due to affiliate companies	3,374	3,374
Accrued expenses	185	242
Current portion of long-term debt	69	69
Total current liabilities	3,662	3,757
Long term debt, net of current portion	513	529
Other long-term liabilities		0
Deferred tax liability	119	120
Total non-current liabilities	632	649
Total liabilities	4,294	4,406
Total Navios Logistics stockholders' equity	710	692
Noncontrolling interest	579	561
Total stockholders' equity	1,289	1,253
Total liabilities and stockholders' equity	5,583	5,659
Eliminations
Current assets [Abstract]
Due from affiliate companies	(271,303)	(266,431)
Intercompany receivables	(10,845)	(10,609)
Total current assets	(282,148)	(277,040)
Investments in affiliates	(326,356)	(319,272)
Total noncurrent assets	(326,356)	(319,272)
Total assets	(608,504)	(596,312)
Current liabilities
Due to affiliate companies	(271,303)	(266,431)
Intercompany payable	(10,845)	(10,609)
Total current liabilities	(282,148)	(277,040)
Total liabilities	(282,148)	(277,040)
Total Navios Logistics stockholders' equity	(326,356)	(319,272)
Total stockholders' equity	(326,356)	(319,272)
Total liabilities and stockholders' equity	$ (608,504)	$ (596,312)